RELATED PARTY TRANSACTIONS - Amounts due from related parties - noncurrent (Details) - Fang	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Gross amount	¥ 547,069
Allowance for doubtful accounts	¥ (547,069)